John Hancock
International Growth Fund
Quarterly portfolio holdings 12/31/2022

Fund’s investments
As of 12-31-22 (unaudited)
	Shares	Value
Common stocks 98.0%		$7,132,941,719
(Cost $6,734,208,871)
Australia 2.7%		195,765,887
Aristocrat Leisure, Ltd.	5,680,185	117,044,975
Goodman Group	227,137	2,671,216
Woodside Energy Group, Ltd.	3,140,182	76,049,696
Belgium 2.2%		162,242,100
KBC Group NV	1,252,321	80,630,802
UCB SA	1,035,765	81,611,298
Canada 4.5%		323,248,136
ARC Resources, Ltd.	7,814,307	105,325,778
Brookfield Asset Management, Ltd., Class A (A)	59,764	1,711,256
Constellation Software, Inc.	74,200	115,846,257
Dollarama, Inc.	1,716,050	100,364,845
China 15.9%		1,157,647,334
ANTA Sports Products, Ltd.	7,709,331	100,273,408
ENN Energy Holdings, Ltd.	9,841,299	137,463,766
Focus Media Information Technology Company, Ltd., Class A	131,356,402	125,782,032
H World Group, Ltd., ADR	3,300,350	140,000,847
Li Ning Company, Ltd.	16,441,696	141,382,230
Tencent Holdings, Ltd.	6,264,057	265,598,294
Trip.com Group, Ltd., ADR (A)	2,728,474	93,859,506
ZTO Express Cayman, Inc., ADR	5,704,773	153,287,251
Denmark 1.5%		111,460,121
Genmab A/S (A)	263,627	111,460,121
France 15.5%		1,130,453,715
Airbus SE	1,590,166	189,074,021
AXA SA	3,624,996	100,975,844
Capgemini SE	673,761	112,636,387
Edenred	2,150,274	117,029,094
Publicis Groupe SA	1,762,612	112,599,335
Safran SA	1,307,811	163,807,953
Thales SA	672,627	85,940,449
Vinci SA	1,424,143	141,968,037
Worldline SA (A)(B)	2,717,474	106,422,595
Germany 2.9%		213,728,481
Rheinmetall AG	532,669	106,041,354
Siemens AG	781,186	107,687,127
Hong Kong 2.9%		209,431,869
CK Asset Holdings, Ltd.	18,653,000	114,402,102
Melco Resorts & Entertainment, Ltd., ADR (A)	8,263,458	95,029,767
India 4.2%		304,610,021
Axis Bank, Ltd.	9,553,801	107,647,485
Bharti Airtel, Ltd.	12,630,812	123,186,601
Bharti Airtel, Ltd., Partly Paid Up Shares	1,078,696	5,627,476
ITC, Ltd.	17,053,690	68,148,459
Indonesia 1.2%		90,231,649
Bank Rakyat Indonesia Persero Tbk PT	284,597,300	90,231,649
2	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Ireland 5.1%		$370,699,913
Accenture PLC, Class A	312,375	83,354,145
AerCap Holdings NV (A)	1,832,971	106,898,869
Flutter Entertainment PLC (London Stock Exchange) (A)	782,772	105,975,140
ICON PLC (A)	383,381	74,471,759
Italy 2.2%		159,978,092
FinecoBank Banca Fineco SpA	4,884,592	81,113,825
Moncler SpA	1,484,177	78,864,267
Japan 4.0%		293,572,649
Astellas Pharma, Inc.	5,855,200	89,032,030
Isuzu Motors, Ltd.	11,239,690	130,300,379
KDDI Corp.	2,448,000	74,240,240
Netherlands 1.0%		73,409,834
NXP Semiconductors NV	464,531	73,409,834
Portugal 1.8%		128,668,076
Jeronimo Martins SGPS SA	5,947,103	128,668,076
Singapore 1.4%		100,884,210
United Overseas Bank, Ltd.	4,404,300	100,884,210
Spain 1.8%		130,083,007
Industria de Diseno Textil SA	4,897,528	130,083,007
Sweden 1.3%		93,306,972
Volvo AB, B Shares	5,165,470	93,306,972
Switzerland 7.1%		514,347,840
Glencore PLC	19,107,946	127,424,777
Novartis AG	807,343	73,062,487
Roche Holding AG	696,797	218,959,786
UBS Group AG	5,105,974	94,900,790
Taiwan 3.2%		233,745,091
Taiwan Semiconductor Manufacturing Company, Ltd.	16,094,308	233,745,091
United Kingdom 14.0%		1,019,609,588
Allfunds Group PLC	9,172,761	64,325,966
Anglo American PLC	3,266,890	127,931,677
AstraZeneca PLC	1,723,508	233,225,185
BAE Systems PLC	10,847,670	112,039,661
British American Tobacco PLC	3,436,210	135,930,792
CNH Industrial NV	6,625,981	106,293,603
London Stock Exchange Group PLC	1,558,223	133,885,046
Standard Chartered PLC	14,208,872	105,977,658
United States 1.6%		115,817,134

Schlumberger, Ltd.	2,166,426	115,817,134
Preferred securities 1.0%		$71,591,176
(Cost $92,129,121)
Brazil 1.0%		71,591,176
Banco Bradesco SA	25,097,800	71,591,176

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	3

	Par value^	Value
Short-term investments 0.8%		$58,300,000
(Cost $58,300,000)
Repurchase agreement 0.8%		58,300,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 12-30-22 at 4.300% to be repurchased at $31,014,811 on 1-3-23, collateralized by $34,038,322 Government National Mortgage Association, 2.000% - 6.000% due 11-20-26 to 12-20-52 (valued at $31,620,000)	31,000,000	31,000,000
Societe Generale SA Tri-Party Repurchase Agreement dated 12-30-22 at 4.250% to be repurchased at $27,312,892 on 1-3-23, collateralized by $28,149,800 U.S. Treasury Bills, 0.000% due 3-30-23 (valued at $27,846,064)	27,300,000	27,300,000

Total investments (Cost $6,884,637,992) 99.8%	$7,262,832,895
Other assets and liabilities, net 0.2%	11,330,888
Total net assets 100.0%	$7,274,163,783

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
The fund had the following sector composition as a percentage of net assets on 12-31-22:
Industrials	18.8%
Consumer discretionary	17.0%
Financials	14.1%
Health care	12.0%
Information technology	11.5%
Communication services	9.7%
Consumer staples	4.6%
Energy	4.2%
Materials	3.6%
Utilities	1.9%
Real estate	1.6%
Short-term investments and other	1.0%
TOTAL	100.0%
4	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of December 31, 2022, by major security category or type:
	Total value at 12-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$195,765,887	—	$195,765,887	—
Belgium	162,242,100	—	162,242,100	—
Canada	323,248,136	$323,248,136	—	—
China	1,157,647,334	387,147,604	770,499,730	—
Denmark	111,460,121	—	111,460,121	—
France	1,130,453,715	—	1,130,453,715	—
Germany	213,728,481	—	213,728,481	—
Hong Kong	209,431,869	95,029,767	114,402,102	—
India	304,610,021	—	304,610,021	—
Indonesia	90,231,649	—	90,231,649	—
Ireland	370,699,913	264,724,773	105,975,140	—
Italy	159,978,092	—	159,978,092	—
Japan	293,572,649	—	293,572,649	—
Netherlands	73,409,834	73,409,834	—	—
Portugal	128,668,076	—	128,668,076	—
Singapore	100,884,210	—	100,884,210	—
Spain	130,083,007	—	130,083,007	—
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	Total value at 12-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Sweden	$93,306,972	—	$93,306,972	—
Switzerland	514,347,840	—	514,347,840	—
Taiwan	233,745,091	—	233,745,091	—
United Kingdom	1,019,609,588	—	1,019,609,588	—
United States	115,817,134	$115,817,134	—	—
Preferred securities	71,591,176	—	71,591,176	—
Short-term investments	58,300,000	—	58,300,000	—
Total investments in securities	$7,262,832,895	$1,259,377,248	$6,003,455,647	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	—	$994,451,988	$(994,366,088)	$(85,900)	—	$639,517	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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